[logo] PIONEER Investments(R)




								May 4, 2017



VIA ELECTRONIC TRANSMISSION


Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Money Market Trust (the "Trust")
     (File Nos.033-13179 and 811-05099)
     CIK No. 0000812195

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of the prospectus and statement of additional information of Pioneer U.S. Government Money Market Fund, a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from that contained in Post-Effective Amendment
No. 51 to the Trust's registration statement on Form N-1A, filed electronically on April 26, 2017 (Accession No. 0000078713-17-000028).

	If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.

						Very truly yours,



						/s/ Daniel J. Hynes
						-------------------------
    						    Daniel J. Hynes
    						    Senior Legal Product Manager


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



       "Member of the UniCredit Banking Group, Register of Banking Groups"